Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cost Related to Share-Based Payment Transactions

	2021 $m	2020 $m	2019 $m
Equity-settled
Operating profit before System Fund and exceptional items	26	19	28
Operating exceptional items	–	–	1
System Fund	13	11	12
	39	30	41
Cash-settled
Operating profit before System Fund and exceptional items	2	2	2
	41	32	43

Summary of Information about Awards Granted

			APP			LTIP
				Monte Carlo Simulation and
	Binomial valuation model			Binomial valuation model
	2021	2020	2019	2021	2020	2019
Weighted average share price (pence)	5,009.0	3,771.0	4,597.0	4,980.0	3,450.0	4,850.0
Expected dividend yield				1.11%	1.48%	2.16%
Risk-free interest rate				0.09%	0.02%	0.72%
Volatility a				43%	33%	19%
Term (years)	1.5	3.0	3.0	3.0	3.0	3.0

Summary of Movements in Awards Outstanding Under the Schemes
Movements in the awards outstanding under the schemes are as follows:

	APP		LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2019	591	1,088	1,301
Granted	217	287	540
Vested	(276)	(293)	(422)
Share capital consolidation	(21)	–	–
Lapsed or cancelled	(15)	(387)	(144)
Outstanding at 31 December 2019	496	695	1,275
Granted	138	383	696
Vested	(188)	(179)	(413)
Lapsed or cancelled	(33)	(85)	(137)
Outstanding at 31 December 2020	413	814	1,421
Granted	90	281	442
Vested	(147)	(70)	(391)
Lapsed or cancelled	(8)	(153)	(122)
Outstanding at 31 December 2021	348	872	1,350

Fair value of awards granted during the year (cents)
2021	6,888.5	4,676.3	6,559.7
2020	4,965.9	2,473.5	4,397.5
2019	5,888.7	4,985.6	5,862.1

Weighted average remaining contract life (years)
At 31 December 2021	0.5	1.2	1.2
At 31 December 2020	1.0	1.4	1.3
At 31 December 2019	1.1	1.3	1.2